EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2017
Earnings Per Share [Abstract]
EARNINGS PER SHARE
NOTE 11:       EARNINGS PER SHARE

The table below presents the computation of basic and diluted net earnings per common share:

	Six months ended June 30,
	2016		2017
Numerator:
Net loss attributable to ordinary shares - basic and diluted	$(355)		$(38,090)
Net loss from discontinued operations - basic and diluted	(4,668)		-

	$(5,023)		$(38,090)

Denominator:

Number of ordinary shares basic and diluted outstanding - Continuing and discontinued operations	76,274,269		77,548,252

Basic and diluted net loss per ordinary share:
Continuing operations	$(0.00	) *)	$(0.49)
Discontinuing operations	(0.06)		-
Net loss	$(0.06)		$(0.49)

Ordinary shares equivalents excluded because their effect would have been anti-dilutive	13,064,956		17,492,402

    *) Less than $0.01